Operating Leases (Tables)	12 Months Ended
Dec. 31, 2021
Operating Leases
Schedule of Supplemental information related to leases

	As of December 31,	As of December 31,
	2020	2021
	RMB	RMB

Operating lease right-of-use assets	876,259	897,238

Current operating lease liabilities	246,394	250,995
Non-current operating lease liabilities	502,481	556,091
Total operating lease liabilities	748,875	807,086

Weighted average remaining lease term (in years)	5	5

Weighted average discount rate	4.27%	4.26%

Schedule of Supplemental cash flow information related to leases

	Year ended	Year ended
	December 31,	December 31,
	2020	2021
	RMB	RMB
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	389,696	351,218
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	343,411	375,329
Right-of-use assets decreased (increased) due to lease modifications:
Operating leases	48,558	(8,613)

Schedule of Maturities of lease liabilities

	As of	As of
	December 31, 2020	December 31, 2021
	RMB	RMB
Within one year	257,009	254,219
Within a period of more than one year but not more than two years	163,774	170,612
Within a period of more than two years but not more than three years	100,435	164,966
Within a period of more than three years but not more than four years	105,527	109,394
Within a period of more than four years but not more than five years	64,430	95,021
More than five years	148,254	104,362
Total lease commitment	839,429	898,574
Less: Imputed interest	90,554	91,488
Total operating lease liabilities	748,875	807,086
Less: Current operating lease liabilities	246,394	250,995
Long-term operating lease liabilities	502,481	556,091